LEASE OBLIGATIONS - Summary of Future minimum lease payments relating to the right-of-use assets (Detail) $ in Thousands	Dec. 31, 2021 CAD ($)
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	$ 32,150
2022
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	505
2023
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	318
2024
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	292
2025
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	259
2026
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	231
2027 and thereafter
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	$ 30,545